Equity-based compensation - Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	841,305	1,077,840	1,316,994
Weighted average remaining contractual life of outstanding share options	6 years 3 months 18 days
Weighted average exercise price (in CAD per share)	$ 76.19	$ 66.64	$ 53.64
Number of share options exercisable in share-based payment arrangement | shares	408,115	563,102
Weighted average exercise price of shares exercisable (in CAD per share)	$ 62.71	$ 61.50
Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	243,412
Weighted average remaining contractual life of outstanding share options	4 years 4 months 24 days
Weighted average exercise price (in CAD per share)	$ 49.59
Number of share options exercisable in share-based payment arrangement | shares	190,087
Weighted average exercise price of shares exercisable (in CAD per share)	$ 48.00
Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	284,745
Weighted average remaining contractual life of outstanding share options	6 years
Weighted average exercise price (in CAD per share)	$ 68.40
Number of share options exercisable in share-based payment arrangement | shares	149,270
Weighted average exercise price of shares exercisable (in CAD per share)	$ 69.71
Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	193,467
Weighted average remaining contractual life of outstanding share options	7 years 3 months 18 days
Weighted average exercise price (in CAD per share)	$ 90.70
Number of share options exercisable in share-based payment arrangement | shares	68,758
Weighted average exercise price of shares exercisable (in CAD per share)	$ 88.16
Exercise Price Range Four
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	119,681
Weighted average remaining contractual life of outstanding share options	9 years 1 month 6 days
Weighted average exercise price (in CAD per share)	$ 123.63
Number of share options exercisable in share-based payment arrangement | shares	0
Minimum | Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	$ 38.95
Minimum | Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	64.50
Minimum | Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	85.40
Maximum | Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	56.00
Maximum | Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	73.99
Maximum | Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	92.79
Maximum | Exercise Price Range Four
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	$ 123.63